Financial instruments - Fair values and risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Total financial assets	€ 5,254.8	€ 3,386.2	€ 4,549.5
Current derivative assets	1,400.4	106.0	293.2
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value	1,585.5	217.3	671.7
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,669.3	3,168.9	3,877.8
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	1,435.0	217.3	671.7
Fair value through Profit & Loss
Disclosure of financial assets [line items]
Total financial assets	150.5
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	2,669.0	2,650.7	2,566.4
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	2,669.0	2,650.7	2,566.4
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	934.1	465.5	1,207.2
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	934.1	465.5	1,207.2
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	22.7	34.1	34.4
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	22.7	34.1	34.4
Foriegn currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	474.1	208.9	663.7
Foriegn currency forward contracts | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value	474.1	208.9	663.7
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	474.1	208.9	663.7
Jet fuel and carbon derivative contracts
Disclosure of financial assets [line items]
Total financial assets	956.3
Jet fuel and carbon derivative contracts | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value	956.3
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	956.3
Jet fuel options
Disclosure of financial assets [line items]
Total financial assets	150.5
Jet fuel options | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value	150.5
Jet fuel options | Fair value through Profit & Loss
Disclosure of financial assets [line items]
Total financial assets	150.5
Currency swap contract
Disclosure of financial assets [line items]
Total financial assets	4.6	3.0
Currency swap contract | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value	4.6	3.0
Currency swap contract | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	4.6	3.0
GBP Currency Swaps
Disclosure of financial assets [line items]
Total financial assets		5.4
GBP Currency Swaps | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value		5.4
GBP Currency Swaps | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		5.4
Interest rate swaps
Disclosure of financial assets [line items]
Total financial assets			8.0
Interest rate swaps | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial assets [line items]
Total Fair Value			8.0
Interest rate swaps | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets			8.0
Commodity forward contracts
Disclosure of financial assets [line items]
Total financial assets			67.5
Commodity forward contracts | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets			67.5
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	43.5	18.6	2.3
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 43.5	€ 18.6	€ 2.3